1993 Act Rule 497(j)
                                        1993 Act Rule File No. 33-75476
                                        1940 Act Rule File No. 811-8364


                         Buffalo Balanced Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri  64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Filing Desk

Re:  Buffalo Balanced Fund, Inc.
     SEC File No. 811-8364
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 6 to the Registration Statement of Buffalo Balanced Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary

                                        1993 Act Rule 497(j)
                                        1993 Act Rule File No. 33-87346
                                        1940 Act Rule File No. 811-8900


                         Buffalo Equity Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri  64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Filing Desk

Re:  Buffalo Equity Fund, Inc.
     SEC File No. 811-8900
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 6 to the Registration Statement of Buffalo Equity Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary

                                        1993 Act Rule 497(j)
                                        1993 Act Rule File No. 33-87146
                                        1940 Act Rule File No. 811-8896


                         Buffalo USA GLobal Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri  64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Filing Desk

Re:  Buffalo USA GLobal Fund, Inc.
     SEC File No. 811-8896
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 6 to the Registration Statement of Buffalo USA GLobal Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary

                                        1993 Act Rule 497(j)
                                        1993 Act Rule File No. 33-87148
                                        1940 Act Rule File No. 811-8898


                         Buffalo High Yield Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri  64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Filing Desk

Re:  Buffalo High Yield Fund, Inc.
     SEC File No. 811-8898
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 6 to the Registration Statement of Buffalo High Yield Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary

                                        1993 Act Rule 497(j)
                                        1993 Act Rule File No. 333-40841
                                        1940 Act Rule File No. 811-08509


                        Buffalo Small Cap Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri  64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Filing Desk

Re:  Buffalo Small Cap Fund, Inc.
     SEC File No. 811-08509
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 2 to the Registration Statement of Buffalo Small Cap Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Vice President and Secretary